SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Other Industries [Abstract]
Basis of Accounting, Policy
The accompanying consolidated financial statements ("financial statements") and notes thereto, including all prior periods presented, have been presented under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.

The preparation of financial statements requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, disclosure of contingent assets and liabilities during the reporting period.
Included among the material (or potentially material) reported amounts and disclosures that require use of estimates are: fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), goodwill and other intangibles, market risk benefits, future policy benefits, pension plans, income taxes including the recoverability of our deferred tax assets, and the potential effects of resolving litigated matters. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.

Adoption of New Accounting Standards
Adoption of New Accounting Standards

For long duration insurance contracts, ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI), issued in August 2018, changes the measurement and disclosures of insurance liabilities and deferred acquisition cost for long-duration contracts issued by insurers. The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted LDTI effective January 1, 2023 with a transition date of January 1, 2021. The Company's operations for the year ended December 31, 2020 and positions as of January 1, 2021 solely consisted of our predecessor company Brookfield Annuity Holdings Inc.
Initial adoption for the liability for future policy benefits and DAC is required to be reported using either a full retrospective or modified retrospective approach. MRB are contracts or contract features that both provide protection to the contract holder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. For MRB, full retrospective application is required. The Company has elected to apply a modified retrospective transition method for the liability for future policy benefits and DAC. NER Ltd. and NER SPC began writing business in September 2021 and American National was acquired in May 2022; therefore, the LDTI adoption date for NER Ltd. and NER SPC was as of the business inception and as of the acquisition date for American National.
The Transition Date impacts associated with the implementation of LDTI were applied as follows:
Market risk benefits - The transition approach for MRBs required assessing products to determine whether contract or contract features expose the Company to other than nominal capital market risk. The population of MRBs identified was then reviewed to determine the historical measurement model prior to adoption of LDTI.
At the transition date, the impacts to the financial statements of the full retrospective approach for MRBs include the following:
•The amounts previously recorded for these contracts within additional insurance liabilities and other insurance liabilities were reclassified to MRB liabilities;
•The difference between the fair value of the MRBs and the previously recorded carrying value at the Transition Date, included the cumulative effect of changes in nonperformance risk of the Company, was recorded as an adjustment to the opening balance of VOBA liability.
Future policy benefits - The transition approach for FPB utilized a defined valuation premium method. This process required grouping contracts in-force as of the Transition Date into cohorts, and then calculating revised FPB using a net premium ratio, best estimate cash flow assumptions without a provision for adverse deviation and the locked-in discount rate.
The LDTI guidance is not prescriptive as to the appropriate level of aggregation for disclosures; however, amounts from different reportable segments cannot be aggregated. Factors considered in determining the level of aggregation for disclosures include the type of coverage, geography and market or type of customer. We have identified the following levels of aggregation for LDTI disclosures: direct insurance, reinsurance and PRT. The disclosures do not include levels of aggregation for insignificant balances. At transition as of January 1, 2021, the adoption of LDTI resulted in a decrease of $1 million and $135 million in retained earnings and accumulated other comprehensive income, respectively.

Basis of Consolidation
Basis of Consolidation
The financial statements include the accounts of the Company and its consolidated subsidiaries, which are the entities over which the Company has a controlling financial interest. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
These financial statements include the accounts of the Company and its consolidated subsidiaries, which are legal entities where the Company has a controlling financial interest by either holding a majority voting interest or as the primary beneficiary of variable interest entities (“VIE”).

For a legal entity in which the Company holds a variable interest, the Company first considers whether it meets the definition of a VIE and therefore should apply the guidance under the VIE model. An entity is a VIE if any one of the following conditions exist: (a) the total equity investment at risk is not sufficient for the legal entity to finance its activities without additional subordinated financial support, (b) the holders of the equity investment at risk as a group lack either the power to direct the most significant activities of the entity, the obligation to absorb the expected losses, or the right to receive the expected residual returns, or (c) the entity is structured with non-substantive voting rights, where the voting rights of some investors are disproportionate to their obligation to absorb the expected losses of the legal entity, their rights to receive the expected residual returns of the legal entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of the investor with disproportionately few voting rights.

The Company consolidates all VIEs in which it is the primary beneficiary, which is the case when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are determined not to be VIEs are VOEs and are evaluated under the voting interest model, under which a controlling financial interest is established through a majority voting interest or through other means.

The consolidation assessment, including the determination as to whether an entity qualifies as a VIE or VOE, depends on the specific facts and circumstances for each entity and requires judgment.

All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

Stockholders' equity	Class A exchangeable shares: the Company’s equity interests include the class A exchangeable shares held by public shareholders. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Each class A exchangeable share is structured with the intention of providing an economic return equivalent to one Brookfield Class A Share (subject to adjustment to reflect certain capital events). Each class A exchangeable share is exchangeable with Brookfield at the option of the holder for one Brookfield Class A Share (subject to adjustment to reflect certain capital events) or its cash equivalent (the form of payment to be determined at the discretion of Brookfield), plus unpaid distributions.
Each class A exchangeable share, held on the record date, has voting rights and is entitled to cast one vote at a meeting of shareholders of the Company.
The class A exchangeable shares are classified as equity instruments. The class A exchangeable shares are issued capital of the Company and as a result are not adjusted for changes in market value. As class A exchangeable shares rank in priority to the class C shares, they are not considered common stock of the Company.
Class B shares: the Company’s equity interests include the class B shares held by Brookfield Reinsurance Class B Partners. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Distributions on the class B shares will be paid, or in the case of a distribution made pursuant to a capital reduction, will be returned, in each case, at the same time and in the same amount per share as dividends on a Brookfield Class A Shares. The Brookfield Reinsurance Class B Partners are entitled to one vote on any matter and can cast one vote for each class B share held at the record date.
The class B shares are classified as equity instruments. The class B shares are issued capital of the Company and as a result are not adjusted for changes in market value. As class B shares rank in priority to the class C shares, they are not considered common stock of the Company.
Class C shares: the Company’s equity interests include the class C shares held by Brookfield. The class C shares are non-voting shares that are entitled to the residual economic interest in the Company after payment in full of the amount due to holders of our class A exchangeable shares and our class B shares and subject to the prior rights of holders of the Class A Junior Preferred Shares.
The class C shares are classified as equity instruments. The class C shares are issued capital of the Company and as a result are not adjusted for changes in market value.
Redeemable preferred shares: on May 25, 2022, the Company issued 98,351,547 Class A Junior Preferred Shares, Series 1 (“junior preferred shares”), to Brookfield, for proceeds of $2.5 billion. On December 9, 2022, Brookfield Reinsurance issued 2,108,733 Class A Junior Preferred Shares, Series 2 ("junior preferred shares") for $53 million to Brookfield. Each of these junior preferred shares is redeemable, together with any accrued and unpaid dividends, at the option of the issuer, subject to certain restrictions. Each preferred share is non-voting and is redeemable at $25 per share. Further, these junior preferred shares entitle the holders thereof to a fixed cumulative 4.5% preferential cash dividend payable annually as and when declared by the issuer’s board of directors.
The Class A Junior Preferred Shares are retractable by the holder, at par value together with an amount equal to all dividends accrued and unpaid, on demand, at any point on or after the seventh anniversary of the date of issue. The preferred shares are recognized as temporary equity on the combined consolidated statements of financial position (“statements of financial position”) due to their redemption feature and are subsequently measured at current redemption value and accrued dividend payments. The dividends are recognized as a reduction of retained earnings in the combined consolidated statements of changes in equity (“statements of equity”).

Business combinations
Business combinations are accounted for using the acquisition method. The purchase consideration of a business acquisition is measured at the aggregate of the fair values at the date of exchange of assets transferred, liabilities incurred, and equity instruments issued in exchange for control of the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree, if applicable, is initially measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized.
To the extent the fair value of consideration paid exceeds the fair value of the net identifiable tangible and intangible assets, the excess is recorded as goodwill. To the extent the fair value of consideration paid is less than the fair value of net identifiable tangible and intangible assets, the excess is recognized in net income.
Transaction costs are recorded as operating expenses on the consolidated statements of operations ("statements of operations").
Available-for-sale fixed maturity securities	Available-for-sale fixed maturity securities primarily include bonds, asset backed securities (“ABS”) and private debt securities. Available-for-sale fixed maturity securities, which may be sold prior to their contractual maturity, are classified as available-for-sale (“AFS”) and are carried at fair value with changes in fair value recognized in other comprehensive income. For available-for-sale fixed maturity securities in an unrealized loss position, the Company first assesses whether it intends to sell the security or will be required to sell the security before recovery of its amortized cost basis. If either of these criteria are met, the security’s amortized cost basis is written down to fair value through income in “investment related gains (losses)”. Refer to Credit Loss Allowances within this note for impairment or credit loss-related considerations.
Equity securities	Equity securities primarily include common stock, preferred stock and private equity. Equity securities are carried at fair value with changes in fair value recognized in “investment related gains (losses)” within the statements of operations
Mortgage loans and private loans
Mortgage loans and private loans are both measured at amortized cost using the effective interest rate method. The amortized cost basis includes the unamortized principal, interest, discounts or premiums and deferred expenses, net of allowances for expected credit loss. Interest income, prepayment fees, and amortization of premiums and discounts and origination fees are reported in “Net investment income” in the statements of operations. However, interest ceases to accrue for loans that are impaired or in default, which is when payments are is more than 90 days past due, when collection is not probable, or when a loan is in foreclosure. Income on impaired loans is reported on a cash basis. When collection of a loan becomes probable, it is placed back into accrual status. Cash receipts on impaired loans are recorded as a reduction of principal, interest income, expense reimbursement, or other manner in accordance with the loan agreement. In the statements of operations, gains and losses from the sale of loans and changes in allowances are reported in “investment related gains (losses)” within the statements of operations.
Mortgage loans and private loans are both presented net of the Company's recorded allowance for expected credit loss, which represents the portion of amortized cost basis that the Company does not expect to collect. Refer to Credit Loss Allowances within this note.
Policy loans are carried at the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, the carrying value of policy loans approximates fair value.

Real estate and real estate partnerships
Real estate and real estate partnerships are comprised of investment real estate, as well as real estate joint ventures and other limited partnerships.
Investment real estate including related improvements are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective lease in "net investment income" within the statements of operations.
The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated while it is classified as held-for-sale. The Company periodically reviews its investment real estate for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included as an adjustment to “Investment related gains (losses), net” in the statements of operations. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods. Real estate acquired upon foreclosure is recorded at the lower of its cost or its estimated fair value at the date of foreclosure.
Real estate joint ventures and other limited partnership interests include VIEs for which the Company has significant influence over the investee’s operations without a controlling financial interest, and are accounted for using the equity method of accounting. For certain joint ventures or limited partnerships, the Company records its share of earnings using a lag methodology of one to three months when timely financial information is not available, and the contractual right does not exist to receive such financial information.
The Company routinely evaluates its investments in those investees for impairments. The Company considers financial and other information provided by the investee, other known information, and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred. When an impairment is deemed to have occurred at the joint venture level, the Company recognizes its share as an adjustment to “Net investment income” to record the investment at its fair value. When an impairment results from the Company’s separate analysis, an adjustment is made through “investment related gains (losses)” to record the investment at its fair value.
Investment Funds	Investment funds are primarily comprised of various funds and corporate investment holdings for which the Company is not the primary beneficiary. The Company recognizes the share of the earnings in "Net investment income" under the equity method of accounting. Cash distributions are received from the earnings and from liquidation of underlying investments.
Short-term investments	Short-term investments include highly liquid securities and other investments with original maturities of over 90 days and less than one year at the date of acquisition. Securities included within short-term investments are stated at fair value with amortized cost used as an approximation of fair value for certain investments.
Derivative instruments
Derivative instruments are carried at fair value. Derivative instruments are purchased to manage foreign currency exposure and other market risks associated with certain assets and liabilities. Derivative instruments are recorded at fair value on the acquisition date and subsequently revalued at fair value at each reporting date. Derivative instruments with positive values are recorded as derivative assets within “Other Invested Assets” and derivative instruments with negative fair values are reported as derivative liabilities within “Other Liabilities” in the statements of financial position. Changes in the fair value of derivatives are recorded in “investment related gains (losses)” in the statements of operations. The Company does not apply hedge accounting treatment to its derivative instruments.
In some instances, the Company holds collateral to offset exposure from its counterparties relating to its derivative instruments. The Company elects to offset collateral supporting credit risk that is restricted to the Company's use for the derivative exposure when a master netting arrangement is in place and all offsetting criteria are met.

Other invested assets	Other invested assets are primarily comprised of derivatives instruments. Federal Home Loan Bank stock, as well as separately managed accounts which are portfolios of individual securities, such as stocks or bonds, that are managed on behalf of the Company by an investment manager, are also included in other invested assets and are carried at cost or market value if available from the account manager. Other invested assets also include tax credit partnerships and mineral rights less allowance for depletion, where applicable.
Credit loss allowances and impairments
Credit loss allowances and impairments
Available-for-sale fixed maturity securities
For available-for-sale fixed maturity securities in an unrealized loss position, if the Company does not intend to sell the security or will not be required to sell the securities before recovery of its amortized cost basis, the Company evaluates whether the decline in fair value has resulted from credit loss or market factors.
In making this assessment, management first calculates the extent to which fair value is less than amortized cost, consider any changes to the rating of the security by a rating agency, and any specific conditions related to the security. If this qualitative assessment indicates that a credit loss may exist, the present value of projected future cash flows expected to be collected is compared to the amortized cost basis of the security. The net present value of the expected cash flows is calculated by discounting management’s best estimate of expected cash flows at the effective interest rate implicit in the available-for-sale fixed maturity security when acquired.
If the present value of expected cash flows is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded through income in “investment related gains (losses)” limited to the amount fair value is less than amortized cost. If the fair value is less than the net present value of its expected cash flows at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) for the difference between the fair value and the net present value of the expected cash flows.
Expected credit losses
The Company records an allowance for credit loss in earnings within “investment related gains (losses)” in an amount that represents the portion of the amortized cost basis of mortgage and private loans that the Company does not expect to collect, resulting in the loans being presented at the net amount expected to be collected. In determining the Company’s credit loss allowances, management applies significant judgment to estimate expected lifetime credit loss, including: (i) pooling loans that share similar risk characteristics, (ii) considering expected lifetime credit loss over the contractual term of its loans adjusted for expected prepayments and any extensions, and (iii) considering past events and current and forecasted economic conditions. The allowance is calculated quarterly for each property type based on inputs unique to each loan property type. The Company is using the discounted cash flow model to assess expected credit loss
Mortgage loans – On an ongoing basis, mortgage loans with dissimilar risk characteristics (i.e., loans with significant declines in credit quality) and collateral dependent mortgage loans (i.e., when the borrower is experiencing financial difficulty, including when foreclosure is probable), may be evaluated individually for credit loss. The allowance for credit losses for loans evaluated individually is established using the same methodologies for the overall portfolio except for collateral dependent loans.
The allowance for a collateral dependent loan, which is typically a mortgage loan, is established as the excess of amortized cost over the estimated fair value of the loan’s underlying collateral, less selling cost when foreclosure is reasonably possible or probable. Accordingly, the change in the estimated fair value of collateral dependent loans is recorded as a change in the allowance for credit losses which is recorded on a quarterly basis as a charge or credit to earnings.
The Company’s mortgage loans are primarily originated and are not purchased in the secondary market; as such, the mortgage loans would not generally be subject to purchased credit deteriorated considerations.
Private loans – For private loans, credit loss allowances are estimates of expected credit losses, established for loans upon origination or purchase, considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the loans. Loans are evaluated on a pooled basis when they share similar risk characteristics; otherwise, they are evaluated individually.
Reinsurance recoverables – In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, or when events or changes in circumstances indicate that its carrying amount may not be recoverable, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, consistent with credit loss guidance which requires recording an allowance for credit loss.

Accrued investment income	Accrued investment income is presented separately on the consolidated balance sheet and excluded from the carrying value of the related investments, primarily fixed maturity securities and mortgage loans. The Company has made an accounting policy election not to measure an allowance for credit losses for accrued interest receivable on amortized cost investments and to directly write off the uncollectible balance.
Reinsurance funds withheld	Reinsurance funds withheld are receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements in which the subsidiaries of the Company act as reinsurers. The receivable represents assets that are held in custodial accounts that are legally segregated from the third-party ceding companies’ general accounts and are managed by our subsidiaries. The assets are typically cash and cash equivalents and fixed income asset types. In the event of ceding companies' insolvency, the subsidiaries would need to assert a claim on the assets supporting the reserve liabilities. However, the subsidiaries have the ability to offset amounts owed to the ceding companies. Interest generally accrues on these assets based upon the investment earnings on the underlying investments. The subsidiaries are subject to the investment performance and have all economic rights and obligations on the funds withheld assets, in a fashion similar to the invested assets held directly by the subsidiaries. The underlying agreements contain embedded derivatives. Derivatives embedded in reinsurance contracts which are not closely related to the host contract are separated and measured at fair value in the statements of financial position and presented within “Reinsurance funds withheld”. Changes in the fair value are included in the “Net investment results from funds withheld” in the statements of operations, as discussed in Derivative Instruments (Note 7).
Property and Equipment
Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any, and are included within “Other Assets” within the Statements of Financial Position. Cost includes expenditures that are directly attributable to the acquisition of the asset. The costs of assets include the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of property and equipment commences when it is available for use. Property and equipment are depreciated on a straight-line basis over the estimated useful lives of each component of the property and equipment. The estimated useful lives of the property and equipment are three to thirty years.
Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, on a straight-line basis. The right-of-use asset is depreciated on the straight-line basis over the lease term. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.
The Company reviews its property and equipment for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Intangible assets
Intangible assets consist of capitalized costs of estimated fair value of computer software, distributor relationships, trade name and insurance licenses. Intangible assets are included in other assets within the statements of financial position.
Definite-lived intangible assets are carried at cost less accumulated amortization. Amortization expense is primarily calculated using the straight-line amortization method.
The Company assesses the impairment of definite-lived intangible assets in accordance with its policy for the impairment of property and equipment. The Company assesses the impairment of indefinite-lived intangible assets in accordance with its policy for the impairment of goodwill.
(i)Distributor Relationships
The distribution assets reflect relationships American National has with third-party intermediaries that sell new business for the Company. These assets are valued using the multi-period excess-earnings method, which derives value based on the present value of the after-tax cash flows attributable to the intangible asset only. The average useful life of distributor relationships is 19 years.
(ii)Trade Name
This represents American National's trade name and was valued using the relief from royalty method, which derives value based on present value of the after-tax royalty savings attributable to owning the intangible asset. The useful life of the trade name is 10 years.
(iii)Insurance Licenses
Given the highly regulated nature of the insurance industry, companies are required to hold certain licenses to operate. These licenses are valued using the comparable transaction method based on observable license transactions in the insurance industry. Insurance licenses represent an indefinite-lived intangible asset.

Deferred policy acquisition costs	Deferred policy acquisition costs (“DAC”) are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to successfully acquire insurance, reinsurance, and annuity contracts, including commissions and certain underwriting, policy issuance, and processing expenses.
Insurance contracts are grouped into cohorts by contract type and issue year consistent with estimating the associated liability for future policy benefits. DAC is amortized on constant level basis for the grouped contracts over the expected term of the related contracts to approximate straight-line amortization. DAC will be amortized over the bases on a straight-line basis, all of which provide a constant level representation of contract term.

Product (s)	Amortization base
Traditional life products	Nominal face amount
Life contingent payout annuities	Annualized benefit amount in force
Health products	Original annual premium
Fixed deferred annuities, fixed indexed annuities, variable annuities	Policy count
Universal life products	Initial face amount
The Company reviews and updates actuarial experience assumptions (such as mortality, surrenders, lapse, and premium persistency) serving as inputs to the models that establish the expected life for DAC and other actuarial balances during the third quarter of each year, or more frequently if evidence suggests assumptions should be revised. The Company makes model refinements as necessary, and any changes resulting from these assumption updates are applied prospectively.
Amortization of DAC is included in the “Net change in deferred policy acquisition costs” on the statement of operations.
For short-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced, and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC for short-duration contracts. DAC for short-duration contracts is charged to expense in proportion to premium revenue recognized.
Prior to the adoption of LDTI, DAC was amortized with interest over gross profits or premiums with retrospective and prospective unlocking through the statements of operations. Actual and projected deferrals were included in the ratio of the value of deferrable expenses to the value of estimated gross profits. Additionally, DAC was subject to loss recognition testing with changes recognized in the statements of operations, while shadow DAC adjustments for unrealized gains/losses were recognized in the statements of comprehensive income.

Value of business acquired	Value of business acquired (“VOBA”) is an intangible asset or liability resulting from a business combination that represents the difference between the policyholder liabilities measured in accordance with the acquiring company's accounting policies and the estimated fair value of the same acquired policyholder liabilities in-force at the acquisition date. VOBA can be either positive or negative. Positive VOBA is recorded as a component of DAC. Negative VOBA occurs when the estimated fair value of in-force contracts in a life insurance company acquisition is less than the amount recorded as insurance contract liabilities, and is recorded in the "future policy benefits" in the statements of financial position. VOBA is amortized on a straight-line basis over the remaining life of the underlying policies.
Reinsurance recoverables
Reinsurance recoverables include the reinsurance receivables from cedants or reinsurers, and reinsurance recoverables from reinsurers.
In the normal course of business, the Company is a user of reinsurance in order to limit the potential for losses arising from certain exposures. To the extent that third party reinsurers are unable to meet their obligations, the Company remains liable to its policyholders for the portion reinsured.
For long term duration contracts, reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits and are presented net of a reserve for collectability. The Company cedes disability, medical and long-term care insurance as well as pension risk transfer contracts with significant insurance risk to other insurance companies through reinsurance.
For short term duration contracts, reinsurance recoverables are estimated amount due to the Company from reinsurers related to paid and unpaid ceded claims and claim adjustment expenses (“CAE”) and are presented net of a reserve for collectability. Recoveries of gross ultimate losses under the non-catastrophe reinsurance are estimated by a review of individual large claims and the ceded portion of incurred but not reported ("IBNR") using assumed distribution of loss by percentage retained. Recoveries of gross ultimate losses under our catastrophe reinsurance are estimated by applying reinsurance treaty terms to estimates of gross ultimate losses. The most significant assumption is the average size of the individual losses for those claims that have occurred but have not yet been reported and the estimate of gross ultimate losses. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses settle.Reinsurance receivables include amounts receivable from third party reinsurers and cedants which are expected to be settled within a year. Reinsurance receivables are short-term in nature, and their fair values approximate carrying value.
Goodwill
Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired, less any impairment of goodwill recognized.
Goodwill is not amortized but is tested for impairment at least annually by first assessing whether there are events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of the reporting unit including goodwill may exceed the fair value. If this qualitative assessment indicates that an impairment may exist, a quantitative impairment assessment is then performed and impairment is measured and recognized as the amount by which a reporting unit's carrying value, including goodwill, exceeds its fair value, limited to the carrying amount of goodwill of the reporting unit. There were no impairment adjustments made to goodwill for the period.

Separate account assets and liabilities	Separate account assets and liabilities are funds that are held separate from the general assets and liabilities of the Company. Separate account assets include funds representing the investments of variable insurance product contract holders, who bear the investment risk of such funds. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. The Company reports separately, as assets and liabilities, investments held in such separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. In addition, the Company's qualified pension plan assets are included in separate accounts. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the statements of operations. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of the Company.
Variable interest entities	Variable interest entities: The assets of the consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as the Company’s obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to the VIEs in the form of liquidity arrangements, guarantees, or other commitments to third-parties that may affect the fair value or risk of its variable interest in the VIEs in 2022 or 2021.
Assets pledged as collateral
Assets pledged as collateral: the Company receives and pledges collateral in respect to certain derivative contracts, in order to meet its contractual obligations. The amount of collateral required is determined by the valuation of each contract on a mark-to-market basis and the type of collateral to be deposited is specified within the agreement with each counterparty.
Collateral pledged continues to be recognized in the statements of financial position as the Company retains all rights related to these assets.
Collateral received is not recognized in the statements of financial position unless the Company acquires the rights relating to the economic risks and rewards related to these assets.

Collateralized Borrowing Transactions
Collateralized borrowing transactions: Securities sold under repurchase agreements are collateralized borrowing transactions. A repurchase agreement provides the lender of securities the right to receive from the counterparty sufficient cash to purchase the same securities at the maturity of the agreement. These transactions are measured at amortized cost and are recorded at amounts at which the securities were initially sold.
The Company recognizes an asset in the statements of financial position, representing the cash received, and a liability for the same amount, representing the obligation to repurchase the loaned bonds. Repurchase agreements with the same counterparty are presented as net in the statements of financial position when the criteria to offset are met.

Future policy benefits
Future policy benefits (“FPB”) is calculated as the present value of expected future policy benefits to be paid or on behalf of policyholders and certain related expenses, reduced by the present value of expected net premiums to be collected from policyholders. Principal assumptions used in the establishment of the FPB mortality, lapse, incidence, terminations, claim-related expenses, and other contingent events as appropriate to the respective product type. The Company groups contracts into annual cohorts based on product type and contract inception date for the purposes of calculating the liability for future policy benefits.
The Company updates its estimate of cash flows over the entire life of a group of contracts using actual historical experience and current future cash flow assumptions. The Company reviews cash flow assumptions, including assumptions for claim-related expenses annually in the third quarter. Assumption revisions will be reflected in the net premium ratio and FPB calculation in the quarter in which assumptions are revised. The change in the liability due to actual experience are recognized in "Claims and Policyholder benefits" in the statements of operations.
The change in FPB that is recognized in "Claims and Policyholder Benefits" in the statement of operations is calculated using a locked-in discount rate. The Company measures the FPB at each reporting period using both the locked-in discount rate and the current discount rate curve. For contracts issued subsequent to the Transition Date, the upper-medium grade discount rate used for interest accretion is locked in for the cohort and represents the original discount rate at the issue date of the underlying contracts. The FPB for all cohorts is remeasured to a current upper-medium grade discount rate at each reporting date through other comprehensive income (loss) (“OCI”). The Company generally interprets the original discount rate to be a rate comparable to that of a U.S. corporate single A rate that reflects the duration characteristics of the liability. The upper-medium grade discount rate is determined by using observable market data, including published upper-medium grade discount curves. In situations where market data for an upper-medium grade discount curve is not available (e.g., in certain foreign jurisdictions), spreads are applied to adjust the available observable market data to an upper-medium grade discount curve. For certain long-tailed life insurance liabilities with expected future cash flows longer than the last observable tenor (30 years) the discount rate for future cash flows beyond 30 years will be held constant at the ultimate (30 year) observable forward rate.
Prior to the Transition Date of LDTI, a cohort level locked-in discount rate was developed to reflect the interest accretion rates that were locked in at the inception of the underlying contracts.
The Company groups contracts into annual cohorts based on product type and contract inception date for the purposes of calculating the liability for future policy benefits.
Should the present value of actual and future expected benefits less transition FPB balance exceed the present value of actual and future expected gross premiums, the net premium ratio will be capped at 100% and a gross premium FPB will be held. The immediate charge will be the amount by which the uncapped net premium ratio exceeds 100% times the present value of future expected gross premium. This assessment will be performed at the cohort level.
The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the consolidated statements of operations in the period in which the changes occur.
Prior to the transition date of LDTI, net premium liability were recognized with locked-in assumptions at issue with no retrospective unlocking. The assumptions included adverse deviation and incorporated discounts at the Company’s expected earned rate less adverse deviation, with losses being recognized at an aggregate block level.

Deferred Profit Liability
Deferred Profit Liability
For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.
The DPL is amortized and recognized as “claims and policyholder benefits” in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as claims and policyholder benefits in the consolidated statements of operations.
DPL is recorded in future policy benefits and included as a reconciling item within the disaggregated rollforwards.
Prior to the adoption of LDTI, the Company evaluates the actual claims experience and expenses related to insurance contracts. These evaluations are compared to the initial estimates, and adjustments are made to the DPL to ensure it appropriately reflects the company's obligations and the profitability of the contracts..

Policyholders' account balances	Policyholders' account balances represent the contract value that has accrued to the benefit of the policyholders related to universal-life and investments-type contracts. For fixed products, these are generally equal to the accumulated deposits plus interest credited, reduced by withdrawals, payouts, and accumulated policyholder assessments. Indexed product account balances are equal to the sum of host and embedded derivative reserves computed. Changes in the fair value of the embedded derivative are included in the “Interest sensitive contract benefits” in the statements of operations, as discussed in Derivative Instruments (Note 10).
Liabilities For Unpaid Claims And Claim Adjustment Expenses	Liabilities for unpaid claims and claim adjustment expenses (“CAE”) are established to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and incurred but not reported claims (“IBNR”) liabilities. Case reserves include the liability for reported but unpaid claims. IBNR liabilities include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, as well as IBNR claims. These liabilities also include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process. Liabilities for unpaid claims and claim adjustment expenses for health and property and casualty insurance in included in “Policy and contract claims” in the statements of financial position.
Deposit Liability	Deposit liability: Reinsurance agreements that do not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk are accounted for as deposits. At initial recognition, the funds withheld or deposit liability is measured based on consideration paid or received, less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Any commission paid is recorded as a contra-liability offsetting the deposit liability and amortized to expense over the life of the agreements. The amount of the funds withheld or liability and any balances receivable from or payable to the cedant will be adjusted at subsequent reporting dates with the effective yield on the deposit to reflect actual payments to date and expected future payments with a corresponding credit or charge to interest sensitive contract benefits.
Market Risk Benefits
Market risk benefits (“MRB”), which are contracts or contract features that provide protection to the policyholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk, are measured at fair value, at the individual contract level. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to the instrument-specific credit risk, which is recognized in other comprehensive income. The Company classifies the Lifetime Income Rider (“LIR”) as an MRB. The LIR is a rider offering guaranteed minimum withdrawal benefits type benefits available on certain fixed indexed annuity products.
Total attributed fees will include explicit rider fees and will not be negative or exceed total contract fees and assessments collectible from the contract holder. There are only rider charges and surrender charges. Surrender charges will not be included in the fair value measurement, as surrender charges do not fund any future benefits. Cash flows are projected using risk-neutral scenarios generated by the Company.
The actuarial assumptions used in the MRB calculation are the Company's best estimate assumptions. Assumptions are adjusted to reflect fair value by applying a margin for non-hedgeable risk and an adjustment for own credit spread through the discount rate. The risk-free discount rate is the scenario specific US treasury rate.
Market risk benefits with positive values are recorded as other assets and negative fair values are reported as market risk benefit liabilities in the statements of financial position.
Prior to the adoption of LDTI, valuation methodologies varied depending on the type of guarantee with all the measurement impacts through the statements of operations.

Structured Entities
Structured entities: The Company invests a portion of its assets in structured entities that issue investments, such as debt and preferred securities to subsidiaries of the Company, and its reinsurance treaty accounts. The Company is the primary beneficiary of the variable returns of assets held within the entities as the investment manager for the structured entities is a related party and the Company has a significant economic interest in the structured entities. As a result, these entities are consolidated within the Company’s financial statements.
Liabilities of the entities that do not eliminate upon consolidation are recorded as liabilities of structured entities.
The carrying amount of the Company’s investment in the consolidated structured entities is determined in accordance with the Company’s accounting policies for the underlying securities held within the structured entities.

Funds Withheld Liabilities	Funds withheld liabilities represent the payable for amounts contractually withheld in accordance with reinsurance agreements where BAC acts as a cedant. While the assets in the funds withheld liabilities are legally owned by BAC, the reinsurer is subject to all investment performance and economic rights and obligations to the funds withheld assets similar to invested assets held directly by the reinsurer. BAC’s funds withheld liabilities balance includes cash and cash equivalents, fixed income securities and derivatives carried at fair value and is credited with premiums, investment income (loss), benefits payable and other expenses deducted as incurred at cost. Funds withheld liabilities are recorded in “Other liabilities” in the statement of financial position.
Reinsurance Assumed
Reinsurance assumed: NER Ltd. closed a retrocession agreement on September 3, 2021 with a third-party insurance company to reinsure multi-year guarantee fixed annuities.
NER Ltd. assumes insurance contracts under modified coinsurance arrangements (“Modco arrangements”). NER Ltd. generally has the right of offset on reinsurance contracts but has elected to present reinsurance settlement amounts due to and from the cedant on a gross basis.
Assets and liabilities assumed under Modco arrangements are presented gross on the balance sheet. Since this treaty does not transfer significant insurance risk, it is recorded on a deposit method of accounting.
NER SPC closed a retrocession agreement on October 8, 2021, with an insurance company to reinsure fixed indexed annuities.
NER SPC assumes insurance contracts under Modco arrangements and Coinsurance. Changes in the interest sensitive contract liabilities, excluding deposits and withdrawals, are recorded in “Interest sensitive contract benefits” in the statements of operations. Expenses outside of account value, such as commissions and federal excise taxes, are included in “Other reinsurance expenses” in the statements of operations.
Participating Insurance Policies
Participating insurance policies: for the majority of participating business, profits earned are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses).
For all other participating business, the allocation of dividends to participating policy owners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.
It is included within Other policyholder funds in the statements of financial position.

Premium, benefits, claims incurred, and expenses
Premium, benefits, claims incurred, and expenses
Traditional ordinary life and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.
Annuity premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due. Deferred annuity premiums are recorded as deposits rather than recognized as revenue. Revenues from deferred annuity contracts are principally surrender charges and, in the case of variable annuities, administrative fees assessed to contract holders.
Universal life and single premium whole life revenues represent amounts assessed to policyholders including mortality charges, surrender charges actually paid, and earned policy service fees. Amounts included in benefits are claims in excess of account balances returned to policyholders and interest credited to account balances.
Property and casualty premiums are recognized as revenue over the period of the contract in proportion to the amount of insurance protection, which is generally evenly over the contract period. Claims incurred consist of claims and CAE paid and the change in reserves.
Gross premiums for PRT issued are recognized as revenue when due and collection is reasonably assured. When premiums are recognized, future policy benefits are computed, the result being that benefits and expenses are matched with such revenue. Premiums ceded are recognized when due and in accordance with the terms of the contractual agreement between the Company and reinsurer. Premium refunds, if any, are recognized on an accrual basis. Policyholder benefits are recorded in the statements of operations when they are due and incurred.

Pension and Other Postretirement Plans, Pensions, Policy
Pension and postretirement benefit obligations and costs for our frozen benefit plans are estimated using assumptions including demographic factors such as retirement age and mortality.
The Company uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. For this purpose, a hypothetical bond portfolio to match the expected monthly benefit payments under the pension plan was constructed with the resulting yield of the portfolio used as a discount rate.
In developing the investment return assumption, we relied on a model that utilizes the following factors:
•Current yield to maturity of fixed income securities
•Forecasts of inflation, GDP growth, and total return for each asset class
•Historical plan performance
•Target asset allocation
•Standard deviations and correlations related to historical and expected future returns of each asset class and inflation
The resulting assumption is the assumed rate of return for the plans' target asset allocation, net of investment expenses, and reflects anticipated returns of the plans' current and future assets.
Using this approach, the calculated return will fluctuate from year to year; however, it is the Company's policy to hold this long-term assumption relatively constant.

Financing Receivable, Fee and Interest Income	Interest income on investments measured at amortized cost is calculated using the effective interest method.
Revenue Recognition, Dividends	Dividend income is recognized when the right to receive payments is established.
Investment Related Gains/(Losses)	Investment related gains (losses) include realized gains and losses on investments representing the difference between net sale proceeds and the carrying value, marked to market gains or losses on investments carried at fair value, allowance for credit loss and foreign exchange gains (losses).
Net Investment Results From Funds Withheld	Net investment results from funds withheld include investment income on funds withheld investments and changes in the fair value of derivatives embedded in reinsurance contracts. Changes in the fair value of the embedded derivative are included in the net investment results from funds withheld in the statements of operations.
Income Tax, Policy	Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities within a year. The tax rates and tax laws used to compute the amounts are those that are enacted or substantively enacted at the end of each year.
Deferred Income Tax
Deferred income tax: we account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets ("DTAs") and deferred tax liabilities ("DTLs") for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If we determine that we would be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes.
We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Foreign Currencies
Foreign currencies: the local currency of the Company’s foreign subsidiaries is deemed to be the functional currency of the country in which these subsidiaries operate. The financial statements of the Company’s foreign subsidiaries are translated into USD at the exchange rate in effect at the end of a reporting period for assets and liabilities and at average exchange rates during the period for the statements of operations.
The unrealized gains and losses from the translation of the net assets are recorded as unrealized foreign currency translation adjustments and included in accumulated other comprehensive income ("AOCI"). Changes in unrealized foreign currency translation adjustments are included in other comprehensive income (“OCI”). Gains and losses from foreign currency transactions are reported in "Net investment income" or "Net investment results from funds withheld" in the statements of operations.

Segments Policy	Segments: in accordance with ASC 280 Operating Segments, the Company uses a management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer who reviews the results of operations when making decisions about allocating resources and assessing the performance of the Company. Our operations were reorganized into three reportable segments: Direct Insurance, Reinsurance, and PRT (see Note 27).
Earnings Per Share, Policy
Earnings per share: the holders of the class C shares are entitled to receive distributions if, as and when declared or authorized. Our Board of Directors has adopted a policy that class C share distributions will be paid quarterly in an amount equal to the Company’s distributable earnings (as determined by management of the Company) after payment of distributions on the class A exchangeable shares, class B shares and any other shares ranking senior to the class C shares and after provision for expenses, anticipated cash needs, and other similar adjustments. Earnings per share is calculated and presented for class C shares. Class A exchangeable shares and class B shares are not considered participating securities nor considered to be common stock, and consequently earnings per share is not applicable to these classes of shares.
Basic earnings per share attributable to class C shareholders are calculated by dividing the company's net income for the year, less distributions payable to class A exchangeable and class B shareholders, by the weighted average number of class C shares outstanding during the year. Basic and diluted earnings per share for the year ended December 31, 2020 of $83.88, were calculated by dividing the net income attributable to Brookfield for the year by the weighted average number of the common shares from Brookfield Annuity Holdings Inc., which was a wholly owned subsidiary of Brookfield (2020 – 85 thousands). The earnings per share amount for December 31, 2020 is not comparable to the earnings per share amount for the years ended December 31, 2021 and December 31, 2022 as a result of the Spin-off and the issuance of Class A exchangeable shares, class B shares and class C shares on June 28, 2021. Further details of the Spin-off are described in Note 1(b).
Commitments and Contingencies, Policy	Litigation contingencies: Existing and potential litigation is reviewed quarterly to determine if any adjustments to liabilities for probable losses are necessary. Reserves for losses are established whenever they are probable and reasonably estimable. If not one estimate within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the range.
Future Accounting Policies
Future Accounting policy changes
The Company has continued to assess the impacts of future accounting policy changes as below:

Standard	Description	Effective Date and Method of Adoption	Impact on Financial Statements
ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting	The amendments in this guidance provide optional
expedients and exceptions for applying GAAP to
contracts, hedging relationships, and other
transactions affected by reference rate reform if
certain criteria are met. The guidance only applies to
contracts, hedging relationships, and other
transactions that reference LIBOR or another
reference rate expected to be discontinued because of
	reference rate reform.	The amendments in this guidance are effective for all entities as of March 12, 2020 and will sunset through December 31, 2022, at which time the application of exceptions and optional expedients will no longer be permitted. The FASB is currently deliberating an ASU that would extend the sunset date through December 31, 2024.	The inventory of LIBOR exposures has been completed and is primarily limited to floating rate bonds, alternative investments, and borrowings within joint venture investments. Certain contracts included in these categories matured prior to December 31, 2021, the start of LIBOR rates cessations. The transition from LIBOR is not expected to have a material impact to the Company's Consolidated Financial Statements or Notes to the Consolidated Financial Statements.

Fair Value of Financial Instruments	Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. The Company has evaluated the types of securities in its investment portfolio to determine an appropriate hierarchy level based upon trading activity and the observability of market inputs. The classification of assets or liabilities within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect The Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation

Valuation Techniques for Financial Instruments Recorded at Fair Value

Available-for-sale Fixed Maturity Securities and Equity Options — The Company utilizes pricing services to estimate fair value measurements. The fair value for available-for-sale fixed maturity securities that are disclosed as Level 1 measurements are based on unadjusted quoted market prices for identical assets that are readily available in an active market. The estimates of fair value for most available-for-sale fixed maturity securities, including municipal bonds, provided by the pricing service are disclosed as Level 2 measurements as the estimates are based on observable market information rather than market quotes. The pricing service utilizes market quotations for available-for-sale fixed maturity securities that have quoted prices in active markets. Since available-for-sale fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, an option adjusted spread model is used to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, pricing source quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

The Company has reviewed the inputs and methodology used and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review confirms that the pricing service is utilizing information from observable transactions or a technique that represents a market participant’s assumptions. The Company does not adjust quotes received from the pricing service. The pricing service utilized by The Company has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.

The Company holds a small amount of private placement debt and available-for-sale fixed maturity securities that have characteristics that make them unsuitable for matrix pricing. For these securities, a quote from an independent pricing source (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate the price is indicative only, the Company includes these fair value estimates in Level 3.

For securities priced using a quote from an independent pricing source, such as the equity-indexed options and certain available-for-sale fixed maturity securities, The Company uses a market-based fair value analysis to validate the reasonableness of prices received. Price variances above a certain threshold are analyzed further to determine if any pricing issue exists. This analysis is performed quarterly.
Equity Securities — For publicly-traded equity securities, prices are received from a nationally recognized pricing service that are based on observable market transactions, and these securities are classified as Level 1 measurements. For certain preferred stock, current market quotes in active markets are unavailable. In these instances, an estimated fair value is received from the pricing service. The service utilizes similar methodologies to price preferred stocks as it does for available-for-sale fixed maturity securities. If applicable, these estimates would be disclosed as Level 2 measurements. The Company tests the accuracy of the information provided by reference to other services annually.

Short-term Investments — Short-term investments are primarily commercial paper rated A2 or P2 or better by Standard & Poor's and Moody's, respectively. Commercial paper is carried at amortized cost which approximates fair value. These investments are classified as Level 2 measurements.

Separate Account Assets and Liabilities — Separate account assets and liabilities are funds that are held separate from the general assets and liabilities of the Company. Separate account assets include funds representing the investments of variable insurance product contract holders, who bear the investment risk of such funds. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. The Company reports separately, as assets and liabilities, investments held in such separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from The Company’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. In addition, The Company's qualified pension plan assets are included in separate accounts. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated statements of operations. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of The Company.

The separate account assets included on the quantitative disclosures fair value hierarchy table are comprised of short-term investments, equity securities, and available-for-sale fixed maturity. Equity securities are classified as Level 1 measurements. Short-term investments and available-for-sale fixed maturity securities are classified as Level 2 measurements. These classifications for separate account assets reflect the same fair value level methodologies as listed above as they are derived from the same vendors and follow the same process.

The separate account assets also include cash and cash equivalents, investment funds, accrued investment income, and receivables for securities. These are not included in the quantitative disclosures of fair value hierarchy table.

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2022 and 2021, respectively.

Reinsurance Funds Withheld — Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.
Market Risk Benefits are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The key assumptions for calculating the fair value of the MRBs are market assumptions such as equity market returns, interest rate levels, market volatility and correlations and policyholder behavior assumptions such as lapse, mortality, utilization and withdrawal patterns. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The MRBs are valued using stochastic models that incorporate a spread reflecting our nonperformance risk.

Derivative Assets/Derivative Liabilities
•Foreign currency forward contracts — discounted cash flow model — forward exchange rates (from observable forward exchange rates at the end of the reporting period); discounted at a credit adjusted rate.
•Interest rate contracts - discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate.
•Warrants – intrinsic value based on the difference between strike prices and the unadjusted quoted prices of underlying equity investments in active markets.

Embedded Derivatives — The amounts reported within policyholder contract deposits include equity linked interest crediting rates based on the S&P 500 within indexed annuities and indexed life. The following unobservable inputs are used for measuring the fair value of the embedded derivatives associated with the policyholder contract liabilities:
•Lapse rate assumptions are determined by company experience. Lapse rates are generally assumed to be lower during a contract’s surrender charge period and then higher once the surrender charge period has ended. Decreases to the assumed lapse rates generally increase the fair value of the liability as more policyholders persist to collect the crediting interest pertaining to the indexed product. Increases to the lapse rate assumption decrease the fair value.
•Mortality rate assumptions vary by age and gender based on company and industry experience. Decreases to the assumed mortality rates increase the fair value of the liabilities as more policyholders earn crediting interest. Increases to the assumed mortality rates decrease the fair value as higher decrements reduce the potential for future interest credits.
•Equity volatility assumptions begin with current market volatilities and grow to long-term values. Increases to the assumed volatility will increase the fair value of liabilities, as future projections will produce higher increases in the linked index.
Fair values of indexed life and annuity liabilities are calculated using the discounted cash flow technique.Equity-Index Options — Certain over the counter equity options are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility and forward price/dividend assumptions. Other primary inputs include interest rate assumptions (risk-free rate assumptions), and underlying equity quoted index prices for identical or similar assets in markets that exhibit less liquidity relative to those markets.
Available-for-sale fixed maturity Securities — These bonds use cost as the best estimate of fair value. They are valued at cost because the value would not change unless there is a fundamental deterioration in the portfolio. There is no observable market valuation price or third-party sources that provide market values for these securities since they are not publicly traded. The common and preferred stock are valued at market transaction, option pricing method, or guideline public company method based on the best available information.

Separately Managed Accounts — The separately managed account manager uses the mid-point of a range from a third-party to price these securities. Discounted cash flows (yield analysis) and market transactions approach are used in the valuation. They use discount rates which is considered an unobservable input.

Fair Value Information About Financial Instruments Not Recorded at Fair Value

Information about fair value estimates for financial instruments not measured at fair value is discussed below:

Mortgage Loans — The fair value of mortgage loans is estimated using discounted cash flow analyses on a loan-by-loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan. Factors used to arrive at the discount rate include inputs from spreads based on U.S. Treasury notes and the loan’s credit quality, region, property-type, lien priority, payment type and current status.

Separately Managed Accounts — The amounts reported in separately managed accounts consist primarily of notes and private equity. These investments are private placements and do not have a readily determinable fair value. The carrying value of the separately managed accounts is cost or market value, if available from the separately managed account manager. Market value is provided by the separately managed account manager in subsequent quarters. The Company believes that cost approximates fair value at initial recognition during the quarter of investment.

Policy Loans — The carrying value of policy loans is the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, as such the carrying value of policy loans approximates fair value.

Corporate and Subsidiary Borrowings — Corporate and Subsidiary Borrowings are carried at outstanding principal balance. The carrying value approximates fair value because the carrying value represents the amount owing and payable to the creditor at the balance sheet date.

Notes Payable — Notes payable are carried at outstanding principal balance. The carrying value of the notes payable approximates fair value because the underlying interest rates approximate market rates at the balance sheet date.